                              RCM GROWTH EQUITY FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The value of an investment in the RCM Growth Equity Fund (the "Fund") appreciated by 19.07% over the 12 months ended December 31, 1996. The Fund finished the year 7 basis points ahead of its primary benchmark, the Russell Midcap Index, which registered a total return of 19.00% for the same period. These results were achieved in the context of a market environment which strongly favored large capitalization equities over medium and small capitalization equities, especially after the June/July correction. 1996 was a year in which the major mid cap benchmarks significantly underperformed large cap indices such as the Dow Jones Industrial Average and the S&P 500 Composite Index, which returned 28.91% and 22.96%, respectively.

After posting outstanding returns in 1995, U.S. stocks and bonds rallied strongly again in the first half of 1996. Consensus expectations going into the year called for a slowing economic environment including low inflation and continued declines in interest rates. By early in the second quarter, however, signs of economic re-acceleration appeared, and inflation fears began to surface. Despite the shifting macroeconomic outlook, equity mutual fund cash flows reached record levels in the first half of 1996, and the market for initial public offerings (IPOs) exploded. Stocks of all capitalizations participated in this first half advance, although mid cap issues got off to a weak start in the month of January. The relative strength of the mid cap sector bottomed in February, though, and the Russell Midcap Index outperformed the S&P 500 Index in the months of March, April and May. By June, however, the relative strength of the mid cap sector versus large cap equities began to deteriorate markedly. At midyear, the Russell Midcap Index lagged the S&P 500 by 109 basis points. The Fund's performance, however, was ahead of its primary benchmark and essentially matched the return on the S&P 500. Factors contributing to outperformance in the first half of the year included the Fund's overweightings in communications services and in leisure time products and services. Returns were also aided by the growth stock focus of RCM Capital Management, L.L.C. ("RCM"), investment manager of the Fund. Growth investment styles significantly outperformed value styles in the first six months of 1996.

U.S. stocks began to weaken in June and suffered a violent correction in the month of July. A series of stronger-than-expected economic releases generated fears that the Federal Reserve would be forced into a series of rate hikes to keep growth and inflation in tow. As is typical, the mid and small cap sectors of the market exhibited significantly more volatility on the downside during this corrective phase, especially given their appreciation through May. Equity mutual fund cash contributions evaporated and the IPO market "window" slammed shut. The broader market began to recover in the late summer as rate fears eased again and investors began to embrace a "Goldilocks" economic scenario (slow-to-moderate growth with little or no inflation.) Mutual fund cash inflows resumed, albeit not at the record levels of the first half. The Dow Jones Industrial Average and the S&P 500 Index posted exceptional gains from late summer through the end of the year. But while mid cap universes recorded respectable absolute returns - and did better than small cap stocks - they severely underperformed large cap indices, as investors appeared willing to accord a premium to liquidity after the summer correction.

The Fund's outperformance relative to the Russell Midcap Index in 1996 was attributable to stock selection, which was positive in several industries. Electronics and new technology was a highly volatile sector during 1996, but individual issue selection in this area was a strong contributor to relative performance versus the Fund's primary benchmark. The Fund's holdings in this group were up an aggregate of 20% versus a gain of approximately 10% for the Russell Midcap Index stocks in this group. The Fund's major holdings in this group included Sanmina Corp. (+118% total return for the year), Network General (+81%) and 3COM Corporation (+57%). The Fund's holdings in the business services sector gained 26% on average, compared to an average return of 6% for the benchmark stocks in this group. Significant positive contributions came from issues such as G&K Services, United Waste Systems and Robert Half International. Technology services stocks held by the Fund were up approximately 15%, compared to an average gain of only about 4% for the technology services stocks in the Russell Midcap Index. CBT Group, Sterling Commerce, American Management Systems and Veritas Software were among the Fund's strongest performers in this industry segment. On the negative side, stock selection in the health care services area hurt relative performance. In general, mid and small cap health care services stocks were weak performers in 1996, as investors' concerns about pricing and reimbursement issues caused HMO, home health care and nursing home stocks to come under pressure. The Fund's holdings in this industry segment were down an average of 9%, compared to a gain of about 6% for the stocks in the benchmark health care services group. RCM's stocks in the insurance group also registered a modest negative impact from adverse stock selection.



Overall, the Fund's strategy on industry weightings was not a favorable element in performance relative to the Russell Midcap Index in 1996. Nevertheless, industry strategies that were positive contributors included an overweighting in the strong aerospace sector (3.5% versus 1.5% in the Russell Midcap Index). Several lagging industry groups were underweighted by the Fund in 1996, thereby adding to relative performance. These included raw and basic materials, retail trade and utilities (the latter is not typically an industry in which the Fund would have significant investment). Unfortunately, several key growth industries in which RCM traditionally maintains high relative weightings were severely punished during the mid summer correction and in the market's pull-back in the October time frame. Overweightings in technology services, health care services, drugs and hospital supplies and business services resulted in negative contributions from industry strategy (although, as noted above, individual issue selection was significantly positive in technology services and business services). The Fund's weightings in health care services were reduced significantly in the first half of the year. Technology holdings were also reduced to less significant overweightings before the summer correction, then raised again going into the fall time frame. The Fund's underweighting in the interest sensitive and financial industry groups (6.5% versus 18%, excluding utilities, in the Russell Midcap Index) was also a negative factor in relative performance from an industry strategy perspective. Due to the growth stock orientation of RCM, it is typical for the Fund to be underweighted in the interest sensitive area versus the large weighting in these groups in the Russell Midcap Index. Although the Fund's average cash position of about 4% for the year was at the low end of its "normal" range, cash was a negative contributor to relative performance given the rising market environment.

Like 1995, the past year was an exceptional one in terms of absolute returns for investors in U.S. stocks across all capitalization ranges, even though mid cap universes did not match the returns of the Dow Jones Industrial Average or the S&P 500 Index. While RCM is not bearish going into 1997, historical precedent and RCM's valuations argue strongly against placing a high probability on similar gains for the overall market for 1997. Nevertheless, RCM believes that a slow-to-moderate growth macroeconomic environment is likely to favor the growth style of investing. Furthermore, RCM believes that the conspicuous outperformance of large capitalization equities in the second half of 1996 (exacerbated by the surging popularity of indexing) has resulted in attractive relative valuations in mid and small capitalization stocks early in 1997, especially given the higher relative earnings growth rates of medium and small-sized companies.

RCM GROWTH EQUITY FUND
PERFORMANCE SUMMARY

-------------------------------------------------------------------------------

                              [GRAPHIC]


                       RCM Growth Equity Fund          Russell Midcap Index
   11/6/79                             10,000                        10,000
  11/30/79                             10,393                        10,740
  12/31/79                             10,719                        11,158
   1/31/80                             11,210                        11,777
   2/28/80                             10,792                        11,516
   3/31/80                              9,599                         9,996
   4/30/80                             10,028                        10,641
   5/31/80                             10,856                        11,467
   6/30/80                             11,315                        12,024
   7/31/80                             12,980                        13,034
   8/31/80                             13,656                        13,375
   9/30/80                             14,396                        13,821
  10/31/80                             14,878                        13,966
  11/30/80                             15,935                        15,074
  12/31/80                             15,665                        14,784
   1/31/81                             15,304                        14,439
   2/28/81                             15,725                        14,694
   3/31/81                             17,588                        15,843
   4/30/81                             18,134                        15,918
   5/31/81                             19,279                        16,306
   6/30/81                             18,560                        16,008
   7/31/81                             18,247                        15,809
   8/31/81                             17,371                        14,908
   9/30/81                             16,587                        13,951
  10/31/81                             18,157                        14,914
  11/30/81                             18,503                        15,518
  12/31/81                             18,211                        15,139
   1/31/82                             17,929                        14,583
   2/28/82                             17,527                        13,964
   3/31/82                             17,476                        13,825
   4/30/82                             18,682                        14,486
   5/31/82                             18,511                        13,970
   6/30/82                             18,441                        13,595
   7/31/82                             18,512                        13,274
   8/31/82                             20,047                        14,871
   9/30/82                             20,666                        15,293
  10/31/82                             23,233                        17,338
  11/30/82                             25,235                        18,395
  12/31/82                             25,710                        18,660
   1/31/83                             27,172                        19,319
   2/28/83                             28,967                        19,987
   3/31/83                             30,108                        20,691
   4/30/83                             32,700                        21,984
   5/31/83                             34,645                        22,903
   6/30/83                             36,064                        23,737
   7/31/83                             34,391                        22,991
   8/31/83                             33,610                        22,846
   9/30/83                             34,935                        23,486
  10/31/83                             33,413                        22,575
  11/30/83                             34,930                        23,541
  12/31/83                             34,348                        23,105
   1/31/84                             32,764                        22,449
   2/29/84                             31,089                        21,235
   3/31/84                             31,709                        21,587
   4/30/84                             31,839                        21,350
   5/31/84                             30,674                        20,146
   6/30/84                             32,051                        20,774
   7/31/84                             31,196                        20,166
   8/31/84                             34,191                        22,684
   9/30/84                             33,648                        22,791
  10/31/84                             33,611                        22,880
  11/30/84                             32,993                        22,784
  12/31/84                             33,496                        23,435
   1/31/85                             37,254                        25,659
 2/29/1985                             38,042                        26,119
   3/31/85                             37,399                        25,970
   4/30/85                             36,747                        25,894
   5/31/85                             39,165                        27,365
   6/30/85                             39,965                        28,030
   7/31/85                             40,928                        27,994
   8/31/85                             40,385                        27,876
   9/30/85                             38,429                        26,510
  10/31/85                             40,118                        27,883
  11/30/85                             42,578                        29,810
  12/31/85                             44,235                        30,937
   1/31/86                             45,046                        31,633
   2/28/86                             48,307                        34,205
   3/31/86                             49,783                        36,003
   4/30/86                             50,541                        35,845
   5/31/86                             52,554                        37,701
   6/30/86                             51,571                        38,216
   7/31/86                             47,374                        35,687
   8/31/86                             49,140                        38,219
   9/30/86                             45,601                        35,511
  10/31/86                             48,335                        37,364
  11/30/86                             48,946                        37,640
  12/31/86                             48,361                        36,569
   1/31/87                             54,951                        41,072
   2/28/87                             59,189                        43,530
   3/31/87                             60,968                        43,942
   4/30/87                             60,390                        42,842
   5/31/87                             62,092                        42,989
   6/30/87                             64,592                        44,737
   7/31/87                             67,740                        46,653
   8/31/87                             70,486                        48,302
   9/30/87                             68,483                        47,379
  10/31/87                             49,455                        35,710
  11/30/87                             47,006                        33,727
  12/31/87                             53,665                        36,652
   1/31/88                             53,930                        38,355
   2/29/88                             58,780                        41,072
   3/31/88                             60,415                        41,126
   4/30/88                             61,386                        41,380
   5/31/88                             60,234                        41,283
   6/30/88                             64,720                        44,110
   7/31/88                             63,335                        43,225
   8/31/88                             61,789                        42,264
   9/30/88                             64,192                        43,702
  10/31/88                             63,486                        43,889
  11/30/88                             62,127                        42,836
  12/31/88                             64,859                        43,910
   1/31/89                             68,192                        46,537
   2/28/89                             67,612                        46,427
   3/31/89                             68,994                        47,190
   4/30/89                             73,125                        49,465
   5/31/89                             77,254                        51,695
   6/30/89                             74,440                        51,503
   7/31/89                             79,915                        55,093
   8/31/89                             83,387                        56,935
   9/30/89                             83,428                        56,413
  10/31/89                             79,787                        53,752
  11/30/89                             80,873                        54,489
  12/31/89                             82,292                        55,446
   1/31/90                             75,120                        50,999
   2/28/90                             77,825                        52,033
   3/31/90                             80,029                        53,300
   4/30/90                             78,163                        51,011
   5/31/90                             86,194                        55,632
   6/30/90                             87,034                        55,271
   7/31/90                             84,425                        53,628
   8/31/90                             75,868                        47,860
   9/30/90                             71,033                        44,312
  10/31/90                             69,568                        42,913
  11/30/90                             75,112                        47,046
  12/31/90                             78,902                        49,072
   1/31/91                             85,003                        52,398
   2/28/91                             92,631                        56,764
   3/31/91                             97,028                        59,119
   4/30/91                             96,459                        59,474
   5/31/91                            101,948                        62,298
   6/30/91                             96,909                        59,427
   7/31/91                            102,335                        62,340
   8/31/91                            105,602                        64,204
   9/30/91                            105,329                        63,830
  10/31/91                            108,557                        65,138
  11/30/91                            104,724                        62,445
  12/31/91                            116,960                        69,442
   1/31/92                            119,326                        70,748
   2/28/92                            120,948                        72,373
   3/31/92                            115,847                        70,524
   4/30/92                            113,545                        71,075
   5/31/92                            114,312                        71,534
   6/30/92                            108,991                        70,374
   7/31/92                            112,618                        73,316
   8/31/92                            110,272                        71,628
   9/30/92                            113,146                        73,113
  10/31/92                            117,301                        74,902
  11/30/92                            122,190                        78,677
  12/31/92                            125,186                        80,789
   1/31/93                            125,594                        82,405
   2/28/93                            121,886                        82,496
   3/31/93                            124,822                        85,179
   4/30/93                            121,150                        82,922
   5/31/93                            126,171                        85,555
   6/30/93                            126,630                        86,522
   7/31/93                            125,543                        86,939
   8/31/93                            131,747                        90,806
   9/30/93                            134,398                        91,153
  10/31/93                            135,795                        91,229
  11/30/93                            131,931                        89,113
  12/31/93                            138,604                        92,341
   1/31/94                            143,687                        94,889
   2/28/94                            142,568                        93,598
   3/31/94                            134,622                        89,611
   4/30/94                            135,889                        90,226
   5/31/94                            134,603                        90,349
   6/30/94                            130,975                        87,673
   7/31/94                            132,730                        90,682
   8/31/94                            141,423                        94,981
   9/30/94                            140,120                        92,660
  10/31/94                            142,420                        93,369
  11/30/94                            137,052                        89,250
  12/31/94                            139,650                        90,409
   1/31/95                            140,145                        92,266
   2/28/95                            146,023                        97,042
   3/31/95                            151,805                        99,819
   4/30/95                            152,385                       101,324
   5/31/95                            155,053                       104,654
   6/30/95                            162,810                       108,171
   7/31/95                            174,821                       113,423
   8/31/95                            177,454                       115,160
   9/30/95                            183,158                       117,762
  10/31/95                            179,789                       115,128
  11/30/95                            185,416                       120,853
  12/31/95                            187,880                       121,558
   1/31/96                            190,835                       124,137
   2/28/96                            200,326                       127,052
   3/31/96                            203,882                       128,890
   4/30/96                            212,394                       132,542
   5/31/96                            215,917                       134,544
   6/30/96                            206,821                       132,526
   7/31/96                            188,917                       124,324
   8/31/96                            198,795                       130,243
   9/30/96                            211,760                       136,676
  10/31/96                            211,966                       137,772
  11/30/96                            222,461                       146,165
  12/31/96                            223,710                       144,673


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The chart above shows the performance of the RCM Growth Equity Fund since its inception versus the Russell Midcap Index.# The chart represents a cumulative return of 2,137.10%+ for the Fund. The average annual total return from the Fund's inception was 19.85%*+. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS+
DECEMBER 31, 1996

                            LIFE OF
1 YEAR   5 YEAR    10 YEAR   FUND*
------   ------    -------  -------
19.07%   13.85%    16.55%    19.85%

The data above represents past performance of the Fund, and may not be indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------
# The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of 3,000 large U.S. companies by market capitalization and represents approximately 98% of the U.S. equity market.
+   Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
*   The Fund began operations on November 6, 1979.

                          REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders of RCM Growth Equity Fund and
Board of Directors of RCM Capital Funds, Inc:


We have audited the accompanying statement of assets and liabilities of RCM Growth Equity Fund (the "Fund"), including the statement of investments in securities and net assets, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCM Growth Equity Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                  Coopers & Lybrand L.L.P.


Boston, Massachusetts
February 20, 1997

                          RCM GROWTH EQUITY FUND
                  INVESTMENTS IN  SECURITIES AND NET ASSETS
                            DECEMBER 31, 1996


                                                 % OF
   SHARES            EQUITY INVESTMENTS        NET ASSETS         MARKET VALUE
 ----------    ----------------------------  --------------      --------------

CONSUMER DURABLES SECTOR                          2.17%

            AUTOMOTIVE RELATED                    1.82%

  362,000   Lear Corp.  *                                         $  12,353,250
  126,800   Tower Automotive Inc. *                                   3,962,500
                                                                  -------------
                                                                     16,315,750
                                                                  -------------

            OTHER CONSUMER DURABLES               0.35%

   57,500   Bemis Co. Inc.                                            2,120,313
   31,000   Newell Co.                                                  976,500
                                                                   ------------
                                                                      3,096,813
                                                                   ------------

 CONSUMER NON-DURABLES SECTOR                     9.89%

            BEVERAGE AND TOBACCO                  0.44%

   33,500   Coca Cola Enterprises Inc.                                1,624,750
   26,000   Robert Mondavi Corp. *                                      949,000
   28,000   Pan American Beverages Inc. Class A                       1,312,500
                                                                   ------------
                                                                      3,886,250
                                                                   ------------

            GENERAL RETAIL                       3.26%

   31,000   CVS Corp.                                                 1,282,625
   18,000   Circuit City  Stores Inc.                                   542,250
   36,500   Consolidated Stores Corp.  *                              1,172,563
   88,000   Global DirectMail Corp. *                                 3,839,000
   64,000   Hannaford Bros. Co.                                       2,176,000
   40,500   Nine West Group Inc.  *                                   1,878,188
  142,000   PETsMART Inc. *                                           3,106,250
   70,000   Proffitt's Inc.  *                                        2,581,250
  153,800   Saks Holdings Inc. *                                      4,152,600
  318,000   Viking Office Products Inc. *                             8,486,625
                                                                   ------------
                                                                     29,217,351
                                                                   ------------
             HOUSEHOLD/RELATED NON-DURABLES     0.59%

   59,500   Designer Holdings Ltd. *                                    959,438
   54,000   Nu Skin Asia Pacific Inc. *                               1,667,250
    9,828   Salton/Maxim Housewares Inc.                                 68,796
   35,700   Sola International Inc.                                   1,356,600


     The accompanying notes are an integral part of the financial statements.

                            RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                               DECEMBER 31, 1996


                                                     % OF
  SHARES               EQUITY INVESTMENTS         NET ASSETS     MARKET VALUE
----------  ----------------------------------  --------------  --------------

            HOUSEHOLD/RELATED NON-DURABLES
            (CONTINUED)


    39,000  Unifi Inc.                                          $  1,252,875
                                                                -------------
                                                                   5,304,959
                                                                -------------

            LEISURE TIME PRODUCTS/SERVICES               5.60%

   297,500  Doubletree Corp. *                                    13,387,500
    18,000  Family Golf Centers Inc. *                               542,250
   195,000  Hasbro Inc.                                            7,580,625
 1,050,900  Host Marriott Corp. *                                 16,814,400
   125,000  Interstate Hotels Co. *                                3,531,250
    45,000  Marriott International Inc.                            2,486,250
   297,000  Planet Hollywood International Inc. *                  5,865,750
                                                                -------------
                                                                  50,208,025
                                                                -------------

CYCLICAL/CAPITAL GOODS SECTOR                           12.95%

            AEROSPACE/DEFENSE                            3.57%

   670,000  Sundstrand Corp.                                      28,475,000
   160,000  Wyman-Gordon Co. *                                     3,560,000
                                                                -------------
                                                                  32,035,000
                                                                -------------

            BUILDING AND CONSTRUCTION                    0.32%

    40,000  Foster Wheeler Corp.                                   1,485,000
    60,000  Jacobs Engineering Group Inc. *                        1,417,500
                                                                -------------
                                                                   2,902,500
                                                                -------------

            CHEMICALS AND TEXTILES                       0.52%

    35,000  Cytec Industries Inc. *                                1,421,875
    40,000  Rohm & Haas Co.                                        3,265,000
                                                                -------------
                                                                   4,686,875
                                                                -------------

            ELECTRICAL EQUIPMENT                         1.66%

    66,000  Honeywell Inc.                                         4,339,500
    62,500  Hubbell Inc. Class B                                   2,703,125
    97,500  Raychem Corp.                                          7,812,188
                                                                -------------
                                                                  14,854,813
                                                                -------------

   The accompanying notes are an integral part of the financial statements.

                            RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                               DECEMBER 31, 1996


                                                     % OF
  SHARES               EQUITY INVESTMENTS         NET ASSETS     MARKET VALUE
----------  ----------------------------------  --------------  --------------

            INDUSTRIAL EQUIPMENT                         2.48%

    87,500  Duriron Co. Inc.                                    $  2,373,438
    50,000  Illinois Tool Works Inc.                               3,993,750
    62,000  Johnson Controls Inc.                                  5,138,250
   133,500  Tyco International Ltd.                                7,058,813
    65,000  York International Corp.                               3,631,875
                                                                -------------
                                                                  22,196,126
                                                                -------------

            RAW AND BASIC MATERIALS                      1.89%

   331,000  Commercial Metals Co.                                  9,971,375
   185,000  UCAR International Inc. *                              6,960,625
                                                                -------------
                                                                  16,932,000
                                                                -------------

            TRANSPORTATION SERVICES                      2.51%

   444,000  Expeditors International of Washington Inc.           10,212,000
    83,900  Heartland Express Inc. *                               2,045,063
    75,000  Southwest Airlines Co.                                 1,659,375
   265,000  Swift Transportation Co. Inc. *                        6,227,500
   130,000  Werner Enterprises Inc.                                2,356,250
                                                                -------------
                                                                  22,500,188
                                                                -------------

ENERGY SECTOR                                            2.74%

            OIL AND RELATED SERVICES                     2.74%

   172,000  BJ Services Co.     *                                  8,772,000
   102,000  Camco International Inc.                               4,704,750
   180,000  Forcenergy Gas Exploration Inc. *                      6,525,000
   225,000  Houston Exploration Co. *                              3,937,500
    12,500  Noble Affiliates Inc.                                    598,438
                                                                -------------
                                                                  24,537,688
                                                                -------------

HEALTH CARE SECTOR                                      14.25%

            DRUGS & HOSPITAL SERVICES                    6.27%

    29,400  Allergan Inc.                                          1,047,375
    25,000  Amgen Inc. *                                           1,359,375
    29,300  Anesta Corp.  *                                          564,025
    27,200  Autoimmune Inc.  *                                       418,200
     1,400  Boston Scientific Corp.  *                                84,000

   The accompanying notes are an integral part of the financial statements.

                            RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                               DECEMBER 31, 1996


                                                     % OF
  SHARES               EQUITY INVESTMENTS         NET ASSETS     MARKET VALUE
----------  ----------------------------------  --------------  --------------

            DRUGS & HOSPITAL SERVICES
            (CONTINUED)

   345,100  Centocor Inc. *                                    $  12,337,325
   109,100  CIMA Labs Inc. *                                         668,238
    85,000  Dura Pharmaceuticals Inc. *                            4,058,750
   121,614  Guidant Corp.                                          6,931,998
    63,000  Invacare Corp.                                         1,732,500
    28,000  Mentor Corp. Minn.                                       826,000
    65,600  Pharmacia & Upjohn Inc.                                2,599,400
    74,600  Physio-Control International Corp. *                   1,678,500
   128,000  Respironics Inc. *                                     2,224,000
    31,000  SangStat Medical Corp. *                                 821,500
    32,700  Sepracor Inc.  *                                         543,638
   266,100  Sofamor/Danek Group Inc. *                             8,116,050
    17,600  Synthelabo                                             1,902,978
    37,000  Thermo Cardiosystems Inc. *                            1,110,000
    13,700  Thermolase Corp. *                                       215,775
   315,000  VISX Inc. *                                            6,969,375
                                                                -------------
                                                                  56,209,002
                                                                -------------

            HEALTH CARE SERVICES                         7.98%

    78,300  American Medical Response Inc. *                       2,544,750
    73,800  AmeriSource Health Corp. *                             3,560,850
    27,000  Cardinal Health Inc.                                   1,572,750
   255,000  Health Care & Retirement Corp.  *                      7,299,375
   335,000  Maxicare Health Plans Inc. *                           7,453,750
   133,900  Medaphis Corp. *                                       1,498,006
   130,000  Multicare Cos. Inc. *                                  2,632,500
    38,200  Orthodontic Centers of America Inc. *                    611,200
    30,100  Oxford Health Plans Inc. *                             1,762,731
    16,300  Pacificare Health Systems Inc. Class A *               1,324,375
    15,100  Pacificare Health Systems Inc. Class B *               1,287,275
   185,500  PhyCor Inc.  *                                         5,263,563
     5,000  Quintiles Transnational Corp. *                          331,250
   417,800  Renal Treatment Centers Inc.  *                       10,653,900
   250,000  RoTech Medical Corp.  *                                5,250,000
    46,000  Service Corp International                             1,288,000
    52,500  Sunquest Information Systems Inc. *                      748,125
    24,500  Total Renal Care Holdings Inc. *                         888,125
    32,000  Universal Health Services Inc., Class  B *               916,000
   531,200  Vivra Inc. *                                          14,674,400
                                                                -------------
                                                                  71,560,925
                                                                -------------

   The accompanying notes are an integral part of the financial statements.

                            RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                               DECEMBER 31, 1996


                                                     % OF
  SHARES               EQUITY INVESTMENTS         NET ASSETS     MARKET VALUE
----------  ----------------------------------  --------------  --------------

INTEREST SENSITIVE SECTOR                                7.41%

            BANKING                                      2.97%

    39,800  BanPonce Corp.                                      $  1,343,250
   256,800  Community First Bankshares Inc.                        7,062,000
    40,300  Compass Bancshares Inc.                                1,601,925
    27,000  First American Corp. of Tennessee                      1,555,875
    53,200  First Security Corp.                                   1,795,500
    31,900  Firstar Corp.                                          1,674,750
    48,200  North Fork Bancorporation Inc.                         1,717,125
    98,700  WestAmerica Bancorporation                             5,699,925
    40,000  Zions Bancorp                                          4,160,000
                                                                -------------
                                                                  26,610,350
                                                                -------------

            GENERAL FINANCE                              3.33%

    63,300  AMRESCO Inc. *                                         1,693,275
    25,000  Bank United Corp. Class A                                668,750
    30,700  Bay View Capital Corp.                                 1,300,913
    40,122  Charter One Financial Inc.                             1,685,124
    36,500  Credit Acceptance Corp. *                                857,750
    25,000  First Financial Corp.                                    612,500
    37,800  First USA Inc.                                         1,308,825
   349,900  Glendale Federal Bank FSB (California) *               8,135,175
     2,000  Household International Inc.                             184,500
   212,500  The Money Store Inc.                                   5,870,313
    54,700  Newcourt Credit Group Inc.                             1,889,513
    12,000  Charles Schwab Corp.                                     384,000
   120,550  TCF Financial Corp.                                    5,243,925
                                                                -------------
                                                                  29,834,563
                                                                -------------

            INSURANCE                                    1.11%

    32,350  Executive Risk Inc.                                    1,196,950
   168,100  MMI Companies Inc.                                     5,421,225
    30,300  PMI Group Inc.                                         1,677,863
    20,800  Transatlantic Holdings Inc.                            1,674,400
                                                                -------------
                                                                   9,970,438
                                                                -------------

   The accompanying notes are an integral part of the financial statements.

                            RCM GROWTH EQUITY FUND
                    INVESTMENTS IN SECURITIES AND NET ASSETS
                               DECEMBER 31, 1996


                                                     % OF
  SHARES               EQUITY INVESTMENTS         NET ASSETS     MARKET VALUE
----------  ----------------------------------  --------------  --------------

SERVICES/MEDIA SECTOR                                   16.82%

            BUSINESS AND FOOD SERVICES                   9.63%

     8,000  ABR Information Services Inc. *                       $  315,000
   236,800  AccuStaff Inc. *                                       5,002,400
   490,000  Avery Dennison Corp.                                  17,333,750
   268,400  CUC International Inc. *                               6,374,500
    20,000  Caribiner International Inc. *                         1,005,000
   197,500  Danka Business Systems PLC Sponsored ADR               6,986,563
   329,500  G & K Services Inc. Class A                           12,438,625
    30,000  Olsten Corp.                                             453,750
    19,200  Precision Response Corp. *                               674,400
    22,300  The Registry Inc. *                                    1,028,588
   155,000  Reynolds & Reynolds Co. Class A                        4,030,000
    63,000  Robert Half International Inc.  *                      2,165,625
    18,000  SITEL Corp. *                                            254,250
    15,000  Snyder Communications Inc. *                             405,000
   210,000  Tetra Tech Inc. *                                      4,147,500
   135,000  USA Waste Services Inc. *                              4,303,125
   120,000  United Waste Systems Inc.  *                           4,125,000
    80,000  Unitog Co.                                             2,180,000
   380,500  Wallace Computer Services Inc.                        13,127,250
                                                                -------------
                                                                  86,350,326
                                                                -------------

            COMMUNICATION SERVICES                       5.06%

   125,000  ICG Communications Inc. *                              2,203,125
   253,000  LCI International Inc.  *                              5,439,500
   283,636  MFS Communications Inc.  *                            15,458,162
   213,500  McLeod Inc. *                                          5,444,250
   111,000  Nextel Communications Inc. *                           1,449,938
   108,500  Orbital Sciences Corp.  *                              1,871,625
    18,000  Pacific Gateway Exchange Inc. *                          657,000
    78,400  Smartalk Teleservices Inc. *                           1,332,800
   258,200  Tel-Save Holdings Inc. *                               7,487,800
    38,000  Teleport Communications Group Inc. *                   1,159,000
   105,000  Vanguard Cellular Systems Inc. Class A *               1,653,750
   132,000  Viatel Inc. *                                          1,188,000
                                                                -------------
                                                                  45,344,950
                                                                -------------

            MEDIA SERVICES                               2.13%

    68,000  Bell Cablemedia PLC *                                  1,054,000

   The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                        INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                                   % OF
SHARES            EQUITY INVESTMENTS                             NET ASSETS        MARKET VALUE
------     ---------------------------------------------------   ----------        ------------
           MEDIA SERVICES
           (CONTINUED)

287,400    Central European Media Entertainment Ltd. Class A *                    $  9,124,950
120,000    Comcast UK Cable Partners Ltd. *                                          1,635,000
 77,500    Gartner Group Inc. Class A *                                              3,017,656
 50,000    Harcourt General Inc.                                                     2,306,250
160,000    Metromedia International Group Inc. *                                     1,580,000
 13,000    Regal Cinemas Inc. *                                                        399,750
                                                                                   -----------
                                                                                    19,117,606
                                                                                   -----------

TECHNOLOGY SECTOR                                                  30.71%

           COMPUTERS AND OFFICE EQUIPMENT                           2.51%

159,000    Black Box Corp. *                                                         6,558,750
 34,500    Compaq Computer Corp. *                                                   2,561,625
 15,000    Comverse Technology Inc. *                                                  567,188
 70,000    E M C Corp. *                                                             2,318,750
 56,050    Quantum Corp. *                                                           1,604,431
 81,400    Seagate Technology Inc. *                                                 3,215,300
222,000    Sun Microsystems Inc. *                                                   5,702,625
                                                                                   -----------
                                                                                    22,528,669
                                                                                   -----------

         ELECTRONICS AND NEW TECHNOLOGY                            18.06%

 26,800    Altera Corp. *                                                            1,948,025
249,600    Altron Inc. *                                                             5,241,600
401,300    Analog Devices Inc.  *                                                   13,594,038
203,500    Ascend Communications Inc. *                                             12,642,438
205,600    Cabletron Systems Inc.  *                                                 6,836,200
  5,000    Cisco Systems Inc. *                                                        318,125
 36,000    Ericsson LM Telephone Co. Sponsored ADR                                   1,086,750
 49,000    Gemstar International Group Ltd.                                            857,500
320,150    LSI Logic Corp. *                                                         8,564,013
  8,000    Maxim Integrated Products Inc. *                                            346,000
208,000    Microchip Technology Inc. *                                              10,582,000
210,000    Molex Inc. Class A                                                        7,481,250
 25,000    Network Equipment Technologies Inc. *                                       412,500
 51,100    Network Appliance Inc. *                                                  2,599,713
660,000    Network General Corp. *                                                  19,965,000
219,900    Newbridge Networks Corp. *                                                6,212,175
 59,900    Nokia Corp.Sponsored ADR A                                                3,451,738
 97,000    PairGain Technologies Inc. *                                              2,952,438


        The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                        INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                                   % OF
SHARES            EQUITY INVESTMENTS                             NET ASSETS        MARKET VALUE
------     ---------------------------------------------------   ----------        ------------

         ELECTRONICS AND NEW TECHNOLOGY
         (CONTINUED)

 56,000    Qualcomm Inc. *                                                        $  2,233,000
 13,300    SGS Thomson Microelectronics N.V. *                                         931,000
189,700    Sanmina Corp. *                                                          10,718,050
101,000    Thermo Electron Corp. *                                                   4,166,250
192,700    3Com Corp.*                                                              14,139,363
100,350    U. S. Robotics Corp. *                                                    7,225,200
164,800    Uniphase Corp. *                                                          8,652,000
235,650    Xilink Inc. *                                                             8,674,866
                                                                                   -----------
                                                                                   161,831,232
                                                                                   -----------

         TECHNOLOGY SERVICES                                       10.14%

133,800    American Management Systems Inc. *                                        3,278,100
  4,000    Aspen Technologies Inc. *                                                   321,000
377,000    BISYS Group Inc. *                                                       13,972,563
 92,000    Business Objects S A Sponsored ADR *                                      1,242,000
 45,500    CBT Group PLC Sponsored ADR *                                             2,468,375
124,300    Ceridian Corp. *                                                          5,034,150
 26,300    Computer Sciences Corp. *                                                 2,159,888
 19,000    Concord EFS Inc. *                                                          536,750
 21,000    Documentum Inc. *                                                           708,750
 57,300    Electronics Arts Inc. *                                                   1,715,419
164,100    FileNet Corp. *                                                           5,251,200
114,600    HBO & Co.                                                                 6,804,375
180,250    Informix Corp. *                                                          3,672,594
 52,000    Intuit Inc. *                                                             1,638,000
 23,000    Macromedia Inc *                                                            414,000
  8,000    McAfee Associates Inc. *                                                    352,000
 67,400    Medic Computer Systems Inc. *                                             2,717,063
 37,000    National Data Corp.                                                       1,609,500
399,000    PMT Services Inc. *                                                       6,982,500
 33,100    PeopleSoft Inc. *                                                         1,586,731
 90,200    Raptor Systems Inc. *                                                     1,815,275
  8,000    Rational Software Corp. *                                                   316,500
604,000    Sterling Commerce Inc. *                                                 21,291,000
 42,500    Transaction Network Services Inc. *                                         488,750
 29,000    Vantive Corp. *                                                             906,250
 34,600    VERITAS Software Co. *                                                    1,721,350
 39,300    Wind River Systems Inc. *                                                 1,861,824
                                                                                   -----------
                                                                                    90,865,907
                                                                                   -----------


        The accompanying notes are an integral part of the financial statements.

                                RCM GROWTH EQUITY FUND
                        INVESTMENTS IN SECURITIES AND NET ASSETS
                                  DECEMBER 31, 1996

                                                                   % OF
SHARES            EQUITY INVESTMENTS                             NET ASSETS        MARKET VALUE
------     ---------------------------------------------------   ----------        ------------

TOTAL EQUITY INVESTMENTS
(COST $722,621,413)                                                96.94%        $ 868,898,306
                                                                                   -----------


SHORT-TERM INVESTMENTS

              MONEY MARKET FUNDS                                    1.27%

    96,713    SSgA U.S. Government Money Market Fund                                    96,713
11,309,015    SSgA Money Market Fund                                                11,309,015
                                                                                   -----------
                                                                                    11,405,728
                                                                                   -----------

  PRINCIPAL   COMMERCIAL PAPER                                      1.67%
  ---------
$ 15,000,000  General Electric Capital Corp.
               5.31% maturing 01/13/1997                                            14,973,450
                                                                                   -----------

 TOTAL SHORT-TERM INVESTMENTS
 (COST $26,379,178)                                                 2.94%           26,379,178
                                                                                   -----------

 TOTAL INVESTMENTS (COST $749,000,591) **                                          895,277,484

         OTHER ASSETS LESS LIABILITIES                              0.12%            1,042,666
                                                                                   -----------

         NET ASSETS                                               100.00%       $  896,320,150
                                                                                   -----------
                                                                                   -----------

*   Non-income producing security


----------------------
 TAX INFORMATION:
 ** For Federal income tax purposes, cost is $754,444,813 and unrealized appreciation (depreciation) of equity securities is as follows:

    Unrealized appreciation                                                     $  163,725,733
    Unrealized depreciation                                                        (22,893,062)
                                                                                   -----------
    Net unrealized appreciation                                                 $  140,832,671
                                                                                   -----------
                                                                                   -----------

        The accompanying notes are an integral part of the financial statements.

                             RCM GROWTH EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996


ASSETS:

  Investments in securities, at value
     (cost $749,00,591) (Note 1)                                $  895,277,484

  Cash                                                                  49,330

  Foreign currency, at value (cost $202,649)                           202,693

  Receivable for securities sold                                    11,216,724

  Dividends and dividend reclaims receivable                           258,350
                                                                --------------
       Total Assets                                                907,004,581
                                                                --------------
LIABILITIES:

  Payable for securities purchased                                   9,440,436

  Payable for Fund shares repurchased                                  664,754

  Payable for investment management fees (Note 5)                      556,688

  Payable for custodian fees                                            22,553
                                                                --------------
        Total Liabilities                                           10,684,431
                                                                --------------
NET ASSETS                                                      $  896,320,150
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:

   Paid in capital (Note 3)                                        735,809,126

   Accumulated net realized gain on investments
     and foreign currency transactions                              14,233,814

   Net unrealized appreciation on foreign currency
     transactions                                                          317

   Net unrealized appreciation on investments                      146,276,893
                                                                --------------
NET ASSETS                                                      $  896,320,150
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE

   ($896,320,150 divided by 139,975,548 shares outstanding)     $         6.40
                                                                --------------
                                                                --------------



   The accompanying notes are an integral part of the financial statements.

                             RCM GROWTH EQUITY FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME:

 Income:

   Dividends (net of foreign withholding tax of $14,889)        $    6,163,761

   Interest                                                            878,979
                                                                --------------
     Total income                                                    7,042,740
                                                                --------------

 Expenses:

   Investment management fees (Note 5)                               8,121,322

   Custodian fees                                                      111,423

   Miscellaneous expenses                                                  800
                                                                --------------
     Total expenses                                                  8,233,545
                                                                --------------
       Net investment loss                                          (1,190,805)
                                                                --------------



NET REALIZED AND UNREALIZED GAIN (LOSS): (NOTE 1)

    Net realized gain on investments                               303,746,862

    Net realized loss on foreign currency transactions                 (48,335)
                                                                --------------
        Net realized gain                                          303,698,527
                                                                --------------

    Net change in unrealized appreciation on foreign
        currency transactions                                           47,081

    Net change in unrealized depreciation on investments          (119,213,430)
                                                                --------------

       Net unrealized depreciation                                (119,166,349)
                                                                --------------

         Net realized and unrealized gain during the year          184,532,178
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  183,341,373
                                                                --------------
                                                                --------------



   The accompanying notes are an integral part of the financial statements.

                                 RCM GROWTH EQUITY FUND
                         STATEMENTS OF CHANGES IN NET ASSETS



                                                          Year ended               Year ended
                                                       December 31, 1996        December 31, 1996
                                                       -----------------        -----------------

OPERATIONS:

  Net investment income (loss)                         $      (1,190,805)       $       3,246,152

  Net realized gain on investments and
     foreign currency transactions                           303,698,527              280,992,471

  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions                                  (119,166,349)             152,170,790
                                                       -----------------        -----------------
  Net increase in net assets resulting from
     operations                                              183,341,373              436,409,413

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 2)

  Net investment income                                              ---               (3,221,602)

  Net realized gain on investments                          (355,168,907)            (203,938,943)

NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 3)                                     (257,142,802)            (269,044,478)
                                                       -----------------        -----------------

TOTAL DECREASE IN NET ASSETS                                (428,970,336)             (39,795,610)

NET ASSETS:
  Beginning of year                                        1,325,290,486            1,365,086,096
                                                       -----------------        -----------------
  End of year *                                          $   896,320,150        $   1,325,290,486
                                                       -----------------        -----------------
----------------------                                 -----------------        -----------------
* Includes undistributed net investment income of        $           ---        $          49,873
                                                       -----------------        -----------------
                                                       -----------------        -----------------



   The accompanying notes are an integral part of the financial statements.

                             RCM GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding for the ten years ended December 31, 1996 are as follows:

                                                                             Year Ended December 31,
                                                ----------------------------------------------------------------------------------
                                                 1996*(a)      1995        1994        1993        1992        1991        1990
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:(b)
  Net asset value, beginning of period          $     9.13  $     7.89  $    10.42  $    10.97  $    11.54  $     8.49  $     9.12
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Net investment income (loss)                       (0.01)       0.02        0.03        0.04        0.07        0.09        0.15
  Net realized and unrealized gain (loss)
    on investments                                    1.59        2.66        0.01        1.08        0.71        3.93       (0.53)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Net increase (decrease) in net asset value
    resulting from investment operations              1.58        2.68        0.04        1.12        0.78        4.02       (0.38)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions:
    Net investment income                            (0.00)      (0.02)      (0.03)      (0.04)      (0.07)      (0.09)      (0.17)
    Net realized gain on investments                 (4.31)      (1.42)      (2.54)      (1.63)      (1.28)      (0.88)      (0.08)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total distributions                            (4.31)      (1.44)      (2.57)      (1.67)      (1.35)      (0.97)      (0.25)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD                  $     6.40  $     9.13  $     7.89  $    10.42  $    10.97  $    11.54  $     8.49
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

TOTAL RETURN(c)                                      19.07%      34.53%       0.76%      10.72%       7.03%      48.23%      (4.12%)
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share(d)       $   0.0571          -           -           -           -           -           -
                                                ----------
                                                ----------

Net assets, end of period (in millions)         $      896  $    1,325  $    1,365  $    2,049  $    2,122  $    2,138  $    1,300
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

Ratio of expenses to average net assets                0.8%        0.8%        0.8%        0.8%        0.8%        0.7%        0.8%
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

Ratio of net investment income to
  average net assets                                  -0.1%        0.2%        0.2%        0.3%        0.6%        0.9%        1.8%
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

Portfolio turnover                                   115.9%       96.5%      111.1%       67.0%       56.8%       62.7%       50.0%
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------

                                                     Year Ended December 31,
                                                ----------------------------------
                                                   1989        1988        1987
                                                ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:(b)
  Net asset value, beginning of period          $     8.00  $     7.09  $     8.30
                                                ----------  ----------  ----------
  Net investment income (loss)                        0.16        0.11        0.07
  Net realized and unrealized gain (loss)
    on investments                                    1.98        1.36        0.82
                                                ----------  ----------  ----------
  Net increase (decrease) in net asset value
    resulting from investment operations              2.14        1.47        0.89
                                                ----------  ----------  ----------
Distributions:
    Net investment income                            (0.16)      (0.12)      (0.16)
    Net realized gain on investments                 (0.86)      (0.44)      (1.94)
                                                ----------  ----------  ----------
      Total distributions                            (1.02)      (0.56)      (2.10)
                                                ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD                  $     9.12  $     8.00  $     7.09
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

TOTAL RETURN(c)                                      26.87%      20.86%      10.97%
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

RATIOS AND SUPPLEMENTAL DATA:

Average commission rate paid per share(d)               -           -           -



Net assets, end of period (in millions)         $    1,284  $      964  $      553
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

Ratio of expenses to average net assets                0.7%        0.7%        0.8%
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

Ratio of net investment income to
  average net assets                                   1.8%        1.8%        0.9%
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

Portfolio turnover                                    70.8%       64.7%       79.9%
                                                ----------  ----------  ----------
                                                ----------  ----------  ----------

-----------------------------
*    Calculated using the average share method.

(a) On June 14, 1996, RCM Capital Management, L.L.C. became the investment manager (see Note 5).

(b) Stock split 25:1 at the close of business on June 17, 1996 (see Note 3). All prior period per share amounts were restated to reflect the stock split.

(c) Total return measures the change in value of an investment over the period indicated.

(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                RCM GROWTH EQUITY FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


1.  SIGNIFICANT ACCOUNTING POLICIES

RCM Growth Equity Fund (the "Fund") is a diversified series of RCM Capital Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

A.  SECURITIES VALUATIONS:

Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value.

Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

C.  FOREIGN CURRENCY TRANSACTIONS:

The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                                RCM GROWTH EQUITY FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    E.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses as a result of wash sales.

2.  DISTRIBUTIONS

    On December 17, 1996, a distribution of $4.31 per share, aggregating $355,168,907, was paid from investment operations. This per share amount consisted of $1.55 short-term capital gains and $2.76 long-term capital gains. The dividend was recorded on December 17, 1996 to shareholders of record on the same date.

3.  CAPITAL SHARES

    At December 31, 1996, there were 1,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 300,000,000 were classified as shares of the Fund; 100,000,000 were classified as shares of RCM Small Cap Fund; 100,000,000 were classified as shares of RCM International Growth Equity Fund A; and 500,000,000 shares remain unclassified. As of the close of business on June 17, 1996, each outstanding share of capital stock of the Fund was split into 25 shares of capital stock, resulting in 91,056,470 outstanding shares of capital stock of the Fund. Transactions in capital shares for the Fund shown below were restated to reflect the stock split:

                              CAPITAL SHARE TRANSACTIONS

                                                   Year ended December 31, 1996
                                                   ----------------------------
                                                     Shares          Amount
                                                 ------------    -------------
Shares sold                                        5,272,649    $  49,629,302
Shares issued in connection with reinvestment
    of distributions                              56,967,931      351,492,134
Shares repurchased                               (67,435,650)    (658,264,238)
                                                 ------------    -------------
Net decrease                                      (5,195,070)   $(257,142,802)
                                                 ------------    -------------
                                                 ------------    -------------

                                RCM GROWTH EQUITY FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  DECEMBER 31, 1996


3.  CAPITAL SHARES (CONTINUED)

                                                   Year ended December 31, 1996
                                                   ----------------------------
                                                     Shares          Amount
                                                 ------------    -------------
Shares sold                                        9,295,000    $  87,032,923
Shares issued in connection with reinvestment
   of distributions                               23,031,575      203,424,163
Shares repurchased                               (60,117,757)    (559,501,564)
                                                 ------------    -------------
Net decrease                                     (27,791,182)   $(269,044,478)
                                                 ------------    -------------
                                                 ------------    -------------


At December 31, 1996, seven shareholders held more than 5% of the outstanding shares of the Fund individually and 57.6% in aggregate.

4.  PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 1996, purchases and sales proceeds of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $1,095,771,941 and $1,696,778,562, respectively. Purchases and sales/maturities of U.S. government obligations by the Fund aggregated $9,989,792 and $10,000,000, respectively.

5.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

On June 14, 1996, all of the outstanding general and limited partnership interests in the Fund's investment manager, RCM Capital Management, a California Limited Partnership ("Old RCM"), were acquired by RCM Capital Management, L.L.C. ("RCM"), a wholly owned subsidiary of Dresdner Bank AG, an international banking organization headquartered in Frankfurt, Germany. Because the transaction may have constituted an "assignment" of the Fund's management agreement with Old RCM under the Investment Company Act of 1940, and thus a termination of such management agreement, the Fund sought and obtained prior approval of a new management agreement from the Company's Board of Directors and from the Fund's stockholders at a special meeting of stockholders of the Company held on May 28, 1996. The terms of the new management agreement are substantially the same as those of the previous management agreement.

RCM manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. For the period from January 1, 1996 to June 30, 1996, the Fund paid investment management fees quarterly to RCM at a rate of 3/16 of 1% (approximately 3/4 of 1% on an annual basis) of the average net assets of the Fund during the preceding quarter. As discussed above, the stockholders approved a new investment management agreement between the Company, on behalf of the Fund, and RCM. Pursuant to this new investment management agreement, beginning July 1, 1996, the Fund pays investment management fees monthly at an annualized rate of 0.75% of the Fund's average daily net assets. For the year ended December 31, 1996, the Fund recorded investment management fees of $8,121,322.

The RCM Capital Management Profit Sharing Plan, participation in which is limited to employees of RCM, owned 416,698 shares of the Fund on December 31, 1996.

                               RCM CAPITAL FUNDS, INC.
                             STOCKHOLDER MEETING RESULTS
                                     (UNAUDITED)

A Special Meeting of Stockholders of the RCM Capital Funds, Inc. (the "Company") was held on Tuesday, May 28, 1996. The number of shares issued, outstanding and eligible to vote as of April 18, 1996 (the "Record Date") was 7,110,217. Present were 5,477,386 shares in person or represented by proxy, or 77% of the shares outstanding on the Record Date. The matters voted upon by stockholders and the resulting votes for each matter are presented below:

1.  Each person nominated as a director was elected as set forth below:

                                        For         Withhold
                                     ---------      --------
            Kenneth E. Scott         5,109,781      332,162
            DeWitt F. Bowman         5,245,037      196,905
            Thomas S. Foley          4,910,846      531,097
            Frank P. Greene          5,109,781      332,162
            Pamela A. Farr           5,109,781      332,162
            George G.C. Parker       5,109,781      332,162


2. An Amendment to the Articles of Incorporation of the Company to reduce the par value of the shares of the Company was approved: For: 4,849,864;
    Against: 517,895; Abstain 74,184.

3. The selection by the Board of Directors of Coopers & Lybrand L.L.P. as independent public accountants for the fiscal year ending December 31, 1996 was approved: For: 5,367,761; Against: 0; Abstain: 74,182.

In addition, certain matters were presented to the stockholders of the RCM Growth Equity Fund (the "Fund") for approval or ratification. As of the Record Date, there were 3,852,312 shares of the Fund outstanding and eligible to vote. At the Special Meeting 2,864,752 shares were present in person or by proxy, or 74.36% of the shares outstanding on the Record Date. The matters voted upon by stockholders of the Fund and the resulting votes for each matter are presented below:

1. The new Investment Management Agreement between the Company, on behalf of the Fund, and RCM Capital Management, L.L.C. was approved: For: 2,828,176;
    Against: 0; Abstain: 30,389.

2.  Certain revisions to the investment objectives of the Fund were approved:
    For: 2,459,253; Against: 368,909; Abstain: 30,389.

3. A revision to the fundamental investment policies of the Fund regarding investment in companies without a three-year operating history was approved. For: 2,459,253; Against: 368,909; Abstain: 30,389.

4. A revision to the fundamental investment policies of the Fund regarding investment in warrants was approved: For: 2,459,253; Against: 368,909;
    Abstain: 30,389.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center, Suite 3000
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

RCM Capital Trust Company
Four Embarcadero Center, Suite 2800
San Francisco, California  94111


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts  02105


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker
555 South Flower Street
Los Angeles, California  90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109

                                     NOTES
-------------------------------------------------------------------------------

                                     NOTES
-------------------------------------------------------------------------------

  [LOGO]

 GROWTH EQUITY FUND

 ANNUAL REPORT
 DECEMBER 31, 1996